FORM 13F

                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                  Form 13F-HR

                               Form 13F-HR COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment: | |; Amendment Number:

This Amendment (Check only one): | | is a restatement.
                                 | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bares Capital Management, Inc.
Address: 221 W 6th Street, Suite 1225
         Austin, TX 78701

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian T Bares
Title:    President
Phone:    512-542-1083

Signature, Place, and Date of Signing:

/s/Brian T Bares
Brian T Bares        Austin, Texas          August 14, 2008



Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 52

Form 13F Information Table Value Total: $192,843
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                           FORM 13F INFORMATION TABLE


                 COLUMN 1                 COLUMN 2 COLUMN 3  COLUMN 4 COLUMN 5 COLUMN 6           COLUMN 7  COLUMN 8
           -------------------            -----------------  -------- ---------------------------  ------   -------------------
                                                                               INVESTMENT                   VOTING AUTHORITY
                                                                               DISCRETION                   (SHARES)
                                                                        MARKET SHARED
                                                                         VALUE SOLE  SHARED OTHER            SOLE    SHARED    NONE
           SECURITY DESCRIPTION           CLASS    CUSIP       SHARES   ($000)  (A)   (B)    (C)     MGR      (A)     (B)       (C)

AAON, Inc.                                COM      360206       823821    15867  X                            823821       0       0
Alaska Communications Systems             COM      01167P101     40000      478  X                             40000       0       0
Align Technology, Inc.                    COM      16255101      24844      261  X                             24844       0       0
AltiGen Communications Inc                COM      21489109      82100       99  X                             82100       0       0
American Dental Partners                  COM      25353103    1286739    15274  X                           1286739       0       0
American Express Company                  COM      025816109     15536      585  X                             15536       0       0
Anheuser Busch                            COM      35229103       4000      248  X                              4000       0       0
AutoZone Inc.                             COM      53332102       6475      784  X                              6475       0       0
Berkshire Hathaway Inc                    CL A     84670108          5      604  X                                 5       0       0
Berkshire Hathaway Inc                    CL B     84670207        210      843  X                               210       0       0
BIDZ.com Inc.                             COM      08883T200   1208795    10529  X                           1208795       0       0
Brookfield Asset Management Inc           COM      112585104     26631      867  X                             26631       0       0
Cam Commerce Solutions Inc                COM      131916108    367303    14586  X                            367303       0       0
Citigroup Inc                             COM      172967101     12379      207  X                             12379       0       0
Conagra Food Inc                          COM      205887102     10000      193  X                             10000       0       0
ConocoPhillips                            COM      20825C104     30000     2832  X                             30000       0       0
Corporate Executive Board                 COM      21988R102      6705      282  X                              6705       0       0
DATATRAK International Inc.               COM      238134100    379533      171  X                            379533       0       0
Diamond Hill Investment Group Inc.        COM      25264R207    199340    16645  X                            199340       0       0
Greenlight Capital Re LTD                 CL A     G4095J109     31154      712  X                             31154       0       0
Hospitality Properties Trust              COM      44106M102     16555      405  X                             16555       0       0
Interactive Intelligence Inc.             COM      45839M103   1512979    17611  X                           1512979       0       0
International Assets Holding Corp         COM      459028106   1041383    31304  X                           1041383       0       0
iShares Trust                             US TIP B 464287176      2162      233  X                              2162       0       0
K-Swiss Inc                               CL A     482686102     40560      596  X                             40560       0       0
Kinder Morgan Energy Partner              LTD PTN  494550106      4600      256  X                              4600       0       0
Kinder Morgan Management LLC              SHS      49455U100      7537      406  X                              7537       0       0
Leucadia National Corp.                   COM      527288104     25733     1208  X                             25733       0       0
Level 3 Communications                    COM      52729N100     14500       43  X                             14500       0       0
Mediware Information Systems              COM      584946107    522004     3054  X                            522004       0       0
Microsoft Corp.                           COM      594918104     34065      937  X                             34065       0       0
Morningstar, Inc.                         COM      617700109     29734     2142  X                             29734       0       0
National Retail Properties, Inc.          COM      637417106     14000      293  X                             14000       0       0
Occidental Petroleum                      COM      674599105     12000     1078  X                             12000       0       0
OneBeacon Insurance Group                 CL A     G67742109     16093      283  X                             16093       0       0
Pennsylvania Real Estate Invt             SH BEN IN709102107     10155      235  X                             10155       0       0
Pfizer Inc.                               COM      717081103     10000      175  X                             10000       0       0
Rentrak Corp.                             COM      760174102    204155     2875  X                            204155       0       0
Sears Holdings Corp                       COM      812350106     13439      990  X                             13439       0       0
SPDR Series Trust                         IN TR ETF78464A516     10402      573  X                             10402       0       0
Stratasys Inc.                            COM      862685104    957797    17681  X                            957797       0       0
Tandy Leather Factory Inc.                COM      87538X105   1437114     4498  X                           1437114       0       0
Trailer Bridge                            COM      892782103     54025      311  X                             54025       0       0
Utah Medical Products                     COM      917488108    268369     7643  X                            268369       0       0
Vanguard Intl Eq Index                    EUR ETF  922042874      4072      267  X                              4072       0       0
Vanguard Intl Eq Index                    PAC ETF  922042866      3548      222  X                              3548       0       0
Walgreens Co                              COM      931422109     19257      626  X                             19257       0       0
Weingarten Realty Invt                    SH BEN IN948741103      7900      240  X                              7900       0       0
White Mountains Insurance Group           COM      G9618E107      1283      550  X                              1283       0       0
Winmark Corp                              COM      974250102    769287    13279  X                            769287       0       0
Winthrop Realty Trust, Inc                COM      976391102     67975      245  X                             67975       0       0
XCEL Energy Inc.                          COM      98389B100     26000      522  X                             26000       0       0